Fair Value	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value
Fair Value
Assets and Liabilities Recorded at Fair Value
The fair value measurement provisions required by GAAP establish a fair value hierarchy, which prioritizes the inputs used in measuring fair value into three broad levels as follows:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.

•	Level 2 - Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly.

•	Level 3 - Unobservable inputs based on our own assumptions.
Assets and Liabilities Recorded at Fair Value on a Recurring Basis
The following table presents the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Total
Assets:
Available-for-sale securities	$2.8	$—	$2.8
Foreign exchange forward contracts	—	1.2	1.2
Total	$2.8	$1.2	$4.0
Liabilities:
Foreign exchange forward contracts	$—	$1.1	$1.1
Total	$—	$1.1	$1.1
The following table presents the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Total
Assets:
Available-for-sale securities	$2.7	$—	$2.7
Foreign exchange forward contracts	—	.6	.6
Total	$2.7	$.6	$3.3
Liabilities:
Foreign exchange forward contracts	$—	$4.9	$4.9
Total	$—	$4.9	$4.9

The tables above exclude our defined benefit pension and postretirement plan assets. See Note 11, Employee Benefit Plans, for the fair value hierarchy for our plan assets. The available-for-sale securities include securities held in a trust in order to fund future benefit payments for non-qualified retirement plans (see Note 11, Employee Benefit Plans). The foreign exchange forward contracts are hedges of either recorded assets or liabilities or anticipated transactions. The underlying hedged assets and liabilities or anticipated transactions are not reflected in the table above (see Note 8, Financial Instruments and Risk Management).
Assets and Liabilities Recorded at Fair Value on a Non-recurring Basis
December 31, 2015 - Egypt Goodwill
During the 2015 year-end close process, we completed our annual impairment assessment of the fair value of goodwill related to Egypt and subsequently determined that the goodwill associated with Egypt was impaired. Accordingly, a non-cash impairment charge of $6.9 was recorded to reduce the carrying amount of goodwill. There is no amount remaining associated with goodwill for our Egypt reporting unit as a result of this impairment charge.
The impairment analyses performed for goodwill and intangible assets require several estimates in computing the estimated fair value of a reporting unit, an indefinite-lived intangible asset, and a finite-lived intangible asset. As part of our goodwill impairment analysis, we typically use a DCF approach to estimate the fair value of a reporting unit, which we believe is the most reliable indicator of fair value of a business, and is most consistent with the approach that we would generally expect a market participant would use. In estimating the fair value of our reporting units utilizing a DCF approach, we typically forecast revenue and the resulting cash flows for periods of five to ten years and include an estimated terminal value at the end of the forecasted period. When determining the appropriate forecast period for the DCF approach, we consider the amount of time required before the reporting unit achieves what we consider a normalized, sustainable level of cash flows. The estimation of fair value utilizing a DCF approach includes numerous uncertainties which require significant judgment when making assumptions of expected growth rates and the selection of discount rates, as well as assumptions regarding general economic and business conditions, and the structure that would yield the highest economic value, among other factors.
Key assumptions used in measuring the fair value of Egypt during this impairment assessment included projections of revenue and the resulting cash flows, as well as the discount rate (based on the estimated weighted-average cost of capital). To estimate the fair value of Egypt, we forecasted revenue and the resulting cash flows over five years using a DCF model which included a terminal value at the end of the projection period. We believed that a five-year period was a reasonable amount of time in order to return Egypt's cash flows to normalized, sustainable levels.
March 31, 2015 - Venezuela Long-Lived Assets
The following table presents the fair value hierarchy for those assets and liabilities measured at fair value on a non-recurring basis as of March 31, 2015, and indicates the placement in the fair value hierarchy of the valuation techniques utilized to determine such fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Venezuela long-lived assets	$—	$—	$15.7	$15.7
Total	$—	$—	$15.7	$15.7

In February 2015, we reviewed Avon Venezuela's long-lived assets to determine whether the carrying amount of the assets was recoverable. Based on our expected cash flows associated with the asset group, we determined that the carrying amount of the assets, carried at their historical U.S. dollar cost basis, was not recoverable. As such, an impairment charge of $90.3 to selling, general and administrative expenses was recorded to reflect the write-down of the long-lived assets to their estimated fair value, which was $15.7 at March 31, 2015. The fair value of Avon Venezuela's long-lived assets was determined using both market and cost valuation approaches. The valuation analysis performed required several estimates, including market conditions and inflation rates.
Fair Value of Financial Instruments
Our financial instruments include cash and cash equivalents, available-for-sale securities, short-term investments, money market funds, accounts receivable, loans receivable, debt maturing within one year, accounts payable, long-term debt and foreign exchange forwards contracts. The carrying value for cash and cash equivalents, accounts receivable, accounts payable and short-term investments approximate fair value because of the short-term nature of these instruments.
The net asset (liability) amounts recorded in the balance sheet (carrying amount) and the estimated fair values of our remaining financial instruments at December 31 consisted of the following:

	2015		2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Available-for-sale securities	$2.8	$2.8	$2.7	$2.7
Debt maturing within one year(1)	(55.2)	(55.2)	(121.7)	(121.7)
Long-term debt(1)	(2,150.5)	(1,622.7)	(2,417.1)	(2,207.2)
Foreign exchange forward contracts	.1	.1	(4.3)	(4.3)

(1) The carrying value of debt maturing within one year and long-term debt includes any related discount or premium and unamortized deferred gains on terminated interest-rate swap agreements, as applicable.
The methods and assumptions used to estimate fair value are as follows:
Available-for-sale securities - The fair values of these investments were the quoted market prices for issues listed on securities exchanges.
Debt maturing within one year and long-term debt - The fair values of our debt and other financing were determined using Level 2 inputs based on indicative market prices.
Foreign exchange forward contracts - The fair values of forward contracts were estimated based on quoted forward foreign exchange prices at the reporting date.